UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-06103

Investors Cash Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  3/31

Date of reporting period:  12/31/2011

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2011 (Unaudited)

Investors Cash Trust-Treasury Portfolio
	Principal Amount ($)	Value ($)
Government & Agency Obligations 28.8%
U.S. Treasury Obligations
U.S. Treasury Notes:
0.375%, 8/31/2012	36,226,000	36,279,960
0.375%, 10/31/2012	40,000,000	40,081,163
0.625%, 6/30/2012	14,500,000	14,536,093
0.625%, 7/31/2012	68,000,000	68,198,775
0.75%, 5/31/2012	36,226,000	36,324,126
0.875%, 1/31/2012	55,000,000	55,027,245
1.0%, 3/31/2012	300,000,000	300,685,439
1.375%, 2/15/2012	30,000,000	30,037,987
1.375%, 4/15/2012	25,000,000	25,072,128
1.375%, 10/15/2012	40,000,000	40,384,085
4.5%, 3/31/2012	60,000,000	60,624,276
4.5%, 4/30/2012	325,000,000	329,749,160
4.625%, 2/29/2012	70,000,000	70,499,811
4.75%, 5/31/2012	105,000,000	107,014,723
4.875%, 6/30/2012	7,250,000	7,420,482

Total Government & Agency Obligations (Cost $1,221,935,453)		1,221,935,453
Repurchase Agreements 41.6%
Barclays Capital, 0.02%, dated 12/30/2011, to be repurchased at $289,000,642 on 1/3/2012 (a)	289,000,000	289,000,000
BNP Paribas, 0.01%, dated 12/30/2011, to be repurchased at $550,000,306 on 1/3/2012 (b)	550,000,000	550,000,000
Citigroup Global Markets, Inc., 0.03%, dated 12/30/2011, to be repurchased at $300,001,000 on 1/3/2012 (c)	300,000,000	300,000,000
Credit Suisse Securities (U.S.A.) LLC, 0.01%, dated 12/30/2011, to be repurchased at $100,000,111 on 1/3/2012 (d)	100,000,000	100,000,000
JPMorgan Securities, Inc., 0.01%, dated 12/30/2011, to be repurchased at $428,126,342 on 1/3/2012 (e)	428,125,866	428,125,866
The Toronto-Dominion Bank, 0.01%, dated 12/30/2011, to be repurchased at $100,000,111 on 1/3/2012 (f)	100,000,000	100,000,000

Total Repurchase Agreements (Cost $1,767,125,866)		1,767,125,866

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,989,061,319) †	70.4	2,989,061,319
Other Assets and Liabilities, Net	29.6	1,253,917,212

Net Assets	100.0	4,242,978,531

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†	The cost for federal income tax purposes was $2,989,061,319.
(a)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
78,317,500	U.S. Treasury Notes	2.625-2.75	2/28/2013-11/15/2020	83,436,050
299,393,877	U.S. Treasury STRIPS	Zero Coupon	11/15/2023-8/15/2026	211,344,000
Total Collateral Value				294,780,050

(b)	Collateralized by $526,777,100 U.S. Treasury Notes, with various coupon rates from 1.5-3.125%, with the various maturity dates of 12/31/2013-5/15/2021 with a value of $561,000,052.
(c)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
219,635,300	U.S. Treasury Inflation Indexed Note	2.0	4/15/2012	247,132,752
64,166,500	U.S. Treasury Note	0.75	8/15/2013	64,867,334
Total Collateral Value				312,000,086

(d)	Collateralized by $100,305,000 U.S. Treasury Note, 1.75%, maturing on 8/15/2012 with a value of $102,000,651.
(e)	Collateralized by $455,763,246 U.S. Treasury STRIPS, with the various maturity dates of 11/15/2012-11/15/2020 with a value of $436,689,580.
(f)	Collateralized by $73,355,300 U.S. Treasury Bond, 4.75%, maturing on 2/15/2041 with a value of $102,000,062.
STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of December 31, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Government & Agency Obligations(g)	$—	$1,221,935,453	$—	$1,221,935,453
Repurchase Agreements	—	1,767,125,866	—	1,767,125,866
Total	$—	$2,989,061,319	$—	$2,989,061,319

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended December 31, 2011.
(g)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Treasury Portfolio, a series of Investors Cash Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	February 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	February 21, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 21, 2012